CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Schedule of Parent Company Statements of Comprehensive Loss (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
OPERATING EXPENSES
Selling expenses	$ 552,204	$ 2,256,284	$ 0
General and administrative expenses	7,588,142	5,239,764	0
OTHER INCOME
Interest expenses, net	(140,836)	(67,043)	0
Amortization of debt issuance costs	(562,330)	(230,700)	0
Gain (loss) on derivative liabilities	682,848	(356,134)	0
Other expenses	(125,000)	0	0
EQUITY IN EARNINGS (LOSS) OF SUBSIDIARIES AND VIES	(3,037,252)	(2,648,393)	8,652
NET (LOSS) INCOME	(11,322,916)	(10,798,318)	8,652
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	455,869	(53,179)	(526,589)
COMPREHENSIVE LOSS ATTRIBUTABLE TO THE COMPANY	$ (10,867,047)	$ (10,851,497)	$ (517,937)